Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables	A. Customers

	2022		2021
Domestic customers, net	Ps.	69,979,713	Ps.	54,031,475
Export customers, net	37,137,432		47,227,606
Total customers, net	Ps.	107,117,145	Ps.	101,259,081

Schedule of Breakdown of Accounts Receivable Based on Credit History
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2022 and 2021, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2022		2021
Current	Ps.	68,957,994	Ps.	53,653,649
1 to 30 days	1,386,538		876,782
31 to 60 days	876,493		384,335
61 to 90 days	527,907		46,924
More than 90 days	3,868,537		2,528,848
Total	75,617,469		57,490,538
Impaired (reserved)	(5,637,756)		(3,459,063)
Total	Ps.	69,979,713	Ps.	54,031,475

	Export customers
	2022		2021
Current	Ps.	34,697,823	Ps.	41,549,673
1 to 30 days	1,186,553		4,980,175
31 to 60 days	15,010		12,227
61 to 90 days	6,117		47,016
More than 90 days	1,422,708		921,432
Total	37,328,211		47,510,523
Impaired (reserved)	(190,779)		(282,917)
Total	Ps.	37,137,432	Ps.	47,227,606

Summary of Reconciliation for Impaired Accounts Receivable
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2022		2021		2020
Balance at the beginning of the year	Ps.	(3,459,063)	Ps.	(1,182,729)	Ps.	(1,100,186)
Impairment of accounts receivable	(2,178,693)		(2,276,334)		(82,543)
Balance at the end of the year	Ps.	(5,637,756)	Ps.	(3,459,063)	Ps.	(1,182,729)

	Export customers
	2022		2021		2020
Balance at the beginning of the year	Ps.	(282,917)	Ps.	(211,363)	Ps.	(182,823)
(Increase) cancellation	143,689		(72,761)		(20,353)
Translation effects	(51,551)		1,207		(8,187)
Balance at the end of the year	Ps.	(190,779)	Ps.	(282,917)	Ps.	(211,363)

Summary of Other Accounts Receivable
B.    Other financial and non-financial accounts receivable

	2022		2021
Financial assets:
Sundry debtors (1)	Ps.	40,074,758	Ps.	37,034,460
Employees and officers	4,965,645		3,752,693
Total financial assets	Ps.	45,040,403	Ps.	40,787,153
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	44,597,094	Ps.	80,581,955
Special Tax on Production and Services	75,213,134		53,176,800
Other accounts receivable	2,911,791		2,591,360
Total non-financial assets:	Ps.	122,722,019	Ps.	136,350,115
(1)Includes Ps. (251,086) and Ps. (210,672) of impairment, as of December 31, 2022 and 2021, respectively.